Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of exchange rates [Abstract]
Period-end HK$:US$ exchange rate	$ 0.12761	$ 0.12744
Period average HK$:US$ exchange rate	$ 0.12757	$ 0.12779